Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 60,606	$ 94,157
Restricted cash	1,645	750
Pool receivable from affiliates, net (note 12b)	8,673	24,598
Accounts receivable	22,484	33,789
Vessels held for sale (note 13)	6,400	33,802
Due from affiliates (note 12b)	33,314	48,714
Current portion of derivative assets (note 8)	233	875
Prepaid expenses	15,832	21,300
Total current assets	149,187	257,985
Restricted cash - long-term	2,672	0
Vessels and equipment At cost, less accumulated depreciation of $489.1 million (2016 - $459.3 million)	1,283,989	1,605,372
Vessels related to capital leases At cost, less accumulated depreciation of $22.5 million (2016 - $nil) (note 7)	230,696	0
Investments in and advances to equity accounted investments (note 5)	42,927	70,651
Derivative assets (note 8)	3,022	4,538
Intangible assets At cost, less accumulated amortization of $7.2 million (2016 - $4.8 million)	15,262	17,658
Other non-current assets	139	107
Goodwill	8,059	8,059
Total assets	1,735,953	1,964,370
Current
Accounts payable	10,353	14,406
Accrued liabilities	29,756	28,663
Current portion of long-term debt (note 6)	159,087	171,019
Current portion of derivative liabilities (note 8)	81	1,108
Current obligation related to capital leases (note 7)	7,098	0
Deferred revenue	2,955	4,455
Due to affiliates (note 12b)	14,293	36,299
Total current liabilities	223,623	255,950
Long-term debt (note 6)	486,818	761,997
Long-term obligation related to capital leases (note 7)	143,858	0
Other long-term liabilities (note 9)	19,226	13,683
Total liabilities	873,525	1,031,630
Commitments and contingencies (notes 5 - 8)
Equity
Common stock and additional paid-in capital (300.0 million shares authorized, 142.2 million Class A and 37.0 million Class B shares issued and outstanding as of Sept 30, 2017 and 136.1 million Class A and 23.2 million Class B shares issued and outstanding as of December 31, 2016) (note 11)	1,143,569	1,103,304
Accumulated deficit	(281,141)	(182,680)
Entities under Common Control Equity (note 3)	0	12,116
Total equity	862,428	932,740
Total liabilities and equity	$ 1,735,953	$ 1,964,370